[USAA                         NOTICE TO SHAREHOLDERS
EAGLE                                OF THE
LOGO (R)]                  CORNERSTONE STRATEGY FUND
                REVISION OF ASSET ALLOCATION INVESTMENT CATEGORY
                               FEBRUARY 28, 2003


USAA Investment Management Company (IMCO) established the Cornerstone Strategy Fund (Fund) in 1984 as an asset allocation fund designed to achieve a positive, inflation-adjusted rate of return and a reasonably stable value of Fund shares, thereby preserving purchasing power of shareholders' capital. Using preset target ranges, the Fund's assets are invested mostly in stocks (divided into the categories of U.S., international, real estate, and precious metals and minerals) and to a much lesser extent in U.S. government securities. In the past year, IMCO has taken a more active asset allocation process between fund investment categories. This has caused us to re-evaluate the Fund's target ranges. By more proactively allocating the mix of investment categories, as well as continuing to actively manage the securities comprising each category, IMCO believes it and the Fund's subadvisers can react more quickly to short-term market conditions, which will enhance long-term fund performance.

IMCO believes it is in the best interests of the Fund's shareholders to modify the target range of the Real Estate Securities category to move to a minimum percentage target range of net assets of zero percent from a minimum of five percent.

                                                   PERCENTAGE TARGET RANGE
           INVESTMENT CATEGORY                     OLD            NEW
        U.S. Stocks                               15-70%        No Change
        International Stocks                       5-30%        No Change
        U.S. Government Securities                 5-50%        No Change
        Real Estate Securities                     5-20%            0-20%
        Precious Metals and Minerals Securities    0-10%        No Change

The prospectus states that the Board of Trustees may revise the target ranges upon 60 days' prior written notice to shareholders. IMCO recommended to your Fund's Board of Trustees that the percentage target ranges of the Real Estate Securities portion of the Fund be changed as discussed above. At its meeting on February 27, 2003, the Board of Trustees accepted and approved such recommendation to be effective on April 29, 2003.

NOTICE IS HEREBY PROVIDED TO YOU THAT THE NEW PERCENTAGE TARGET RANGES FOR THE CORNERSTONE STRATEGY FUND WILL BE EFFECTIVE ON APRIL 29, 2003.

                                                                      43294-0303

[USAA                        USAA INVESTMENT TRUST
EAGLE                      CORNERSTONE STRATEGY FUND
LOGO (R)]              SUPPLEMENT DATED FEBRUARY 28, 2003
                               TO THE PROSPECTUS
                             DATED OCTOBER 1, 2002

On April 29, 2003, the Cornerstone Strategy Fund's target ranges will be revised in accordance with action taken by the Board of Trustees at its meeting on February 27, 2003. The new percentage target ranges are as follows:

                                                  PERCENTAGE TARGET RANGE
           INVESTMENT CATEGORY                     OLD            NEW
        U.S. Stocks                               15-70%        No Change
        International Stocks                       5-30%        No Change
        U.S. Government Securities                 5-50%        No Change
        Real Estate Securities                     5-20%            0-20%
        Precious Metals and Minerals Securities    0-10%        No Change


                                                                      43295-0303